Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 227,378	$ 258,473
Restricted cash (notes 8, 12 and 14e)	92,265	51,431
Accounts receivable, including non-trade of $13,032 (December 31, 2015 - $7,458)	114,576	153,662
Vessels held for sale (notes 4a and 19)	6,900	55,450
Net investments in direct financing leases - current (notes 4b and 9)	4,417	5,936
Prepaid expenses	25,187	34,027
Due from affiliates (note 11l)	77,811	81,271
Other current assets (note 12)	21,282	20,490
Total current assets	569,816	660,740
Restricted cash - long-term (note 12)	22,644	9,089
Vessels and equipment
At cost, less accumulated depreciation of $1,494,038 (December 31, 2015 - $1,230,868)	4,084,803	4,348,535
Advances on newbuilding contracts and conversion costs (notes 14a, 14b, 14e and 14f)	632,130	395,084
Net investments in direct financing leases (notes 4b and 9)	13,169	11,535
Investment in equity accounted joint ventures (notes 14d and 20)	141,819	77,647
Deferred tax asset (note 13)	24,659	30,050
Other assets (notes 1 and 12)	100,435	82,341
Goodwill (note 6a)	129,145	129,145
Total assets	5,718,620	5,744,166
Current
Accounts payable	8,946	15,899
Accrued liabilities (notes 7, 10, 12, and 17)	150,281	91,065
Deferred revenues	57,373	54,378
Due to affiliates (note 11l)	96,555	304,583
Current portion of derivative instruments (note 12)	55,002	201,456
Current portion of long-term debt (note 8)	586,892	485,069
Current portion of in-process revenue contracts (note 6b)	12,744	12,779
Total current liabilities	967,793	1,165,229
Long-term debt (note 8)	2,596,002	2,878,805
Derivatives instruments (note 12)	282,138	221,329
Due to affiliates (notes 11i, 11k and 11l)	200,000	0
In-process revenue contracts (note 6b)	50,281	63,026
Other long-term liabilities (note 1)	211,611	192,258
Total liabilities	4,307,825	4,520,647
Commitments and contingencies (notes 8, 9, 12 and 14)
Redeemable non-controlling interest	962	3,173
Equity
General Partner	20,658	17,608
Warrants (note 16)	13,797	0
Accumulated other comprehensive (loss) income	(804)	696
Non-controlling interests	53,964	53,355
Total equity	1,138,596	967,848
Total liabilities and equity	5,718,620	5,744,166
Convertible Preferred Stock [Member]
Current
Temporary Equity, Par Value	271,237	252,498
Equity
Total equity	271,237	252,498
Common Stock Class Undefined [Member]
Equity
Limited partners - common units (147.5 million and 107.0 million units issued and outstanding at December 31, 2016 and December 31, 2015, respectively) (notes 16 and 17)	784,056	629,264
Preferred Stock [Member]
Equity
Limited partners - preferred units (11.0 million units issued and outstanding at December 31, 2016 and December 31, 2015, respectively) (note 16)	$ 266,925	$ 266,925